LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 11:	Leases

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. The Company sublease part of the office to three different sub-tenants.

In June 2018, Undertone entered into a lease agreement for its office at World Trade Center (WTC) New York. The lease expires in May 2026. Additionally, the Company may choose an early termination in 2023.

In January 2019, Our French subsidiary entered into a lease agreement for its office at Paris, France. The lease expires in March 2028. Additionally, the Company may choose an early termination in 2023.

Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2023. The Company recognizes rent expense under such arrangements on a straight-line basis.

The Company's capitalized operating lease agreements have remaining lease terms ranging from 1.83 year to 8.25 years.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2019
Weighted average remaining lease term	6.09 Years
Weighted average discount rate	7.42%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2020	$5,333
2021	5,267
2022	4,782
2023	4,760
2024	4,776
Thereafter	5,234

Total lease payments *)	30,152

Less – imputed interest	(6,122)

Present value of lease liabilities	$24,030

*) Total lease payments have not been reduced by sublease rental payments of $11,310 due in the future under non-cancelable subleases.

Facilities leasing expenses (net) in the years 2019, 2018 and 2017 were $3,076, $4,123 and $4,118 respectively. Out of which, Sublease income amounted to $2,682, $2,213 and $1,706 in the years 2019, 2018 and 2017, respectively.

Cash paid for amounts included in measurement of lease liabilities during 2019 was $ 4,454.